Note F - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
Note F - Income Taxes

The components of income before income taxes are:

	2012	2011	2010
United States	$40,019	$37,329	$34,593
Foreign countries	2,428	5,356	3,740
Income tax expense	$42,447	$42,685	$38,333

The components of income tax expense are:

	2012	2011	2010
Current expense:
Federal	$11,542	$10,037	$6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,005	1,507	4,166
Income tax expense	$14,244	$13,881	$12,370

The reconciliation between income tax expense and the amount computed by applying the statutory federal income tax rate of 35% to income before income taxes is:

	2012	2011	2010
Income taxes at statutory rate	$14,856	$14,940	$13,417
State and local income taxes, net of federal tax benefit	719	611	547
Research and development tax credits	-	(375)	(350)
Domestic production activities	(980)	(811)	(599)
Lower foreign taxes differential	(528)	(577)	(439)
Uncertain tax positions	(236)	49	(234)
Other	413	44	28
	$14,244	$13,881	$12,370

Deferred tax assets and liabilities consist of:

	2012	2011	2010
Deferred tax assets:
Inventories	$170	$49	$-
Accrued liabilities	2,430	2,506	2,237
Postretirement health benefits obligation	7,848	8,060	7,849
Pension	1,217	873	-
Other	452	1,634	1,834
	12,117	13,122	11,920

Deferred tax liabilities:
Inventories	-	-	391
Depreciation and amortization	14,376	13,419	11,524
Pension	-	-	2,001
	14,376	13,419	13,916
Net deferred tax liabilities	$(2,259)	$(297)	$(1,996)

The Company made income tax payments of $12.0 million, $10.3 million and $8.1 million in 2012, 2011 and 2010, respectively.

At December 31, 2012, total unrecognized tax benefits were $421,000. Of the total, $311,000 of unrecognized tax benefits, if ultimately recognized, would reduce the Company’s annual effective tax rate.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at beginning of year	$1,423	$1,298	$1,461
Additions based on tax positions related to the current year	68	132	106
(Reduction) additions for tax positions of prior years	(1)	117	149
Reductions due to lapse of applicable statute of limitations	(131)	(124)	(157)
Settlements	(938)	-	(261)
Balance at end of year	$421	$1,423	$1,298

The Company is subject to income taxes in the U.S. federal and various state, local and foreign jurisdictions.  Income tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply.  With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for the years before 2009.

During 2012, examinations were completed by the Canadian Revenue Agency for years 2004 through 2006 and by the Internal Revenue Service for 2009 and 2010.  An adjustment for $140,000 was made to the 2009 and 2010 U.S. tax returns, which also resulted in a $40,000 refund on the Company’s Irish tax returns. An adjustment of $315,000 was made to the Company’s 2004 through 2008 Canadian tax returns, partially offset by approximately $250,000 from U.S. tax refunds due to additional foreign tax credits generated from the Canadian exam.

The statutes of limitations in taxing jurisdictions expire in varying periods. The Company has no unrecognized tax benefits recorded for periods which the relevant statutes of limitations expire in the next 12 months.

The Company has not provided an estimate for any U.S. or additional foreign taxes on undistributed earnings of foreign subsidiaries that might be payable if these earnings were repatriated since the Company considers these amounts to be permanently invested.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense for all periods presented. The Company accrued approximately $91,000, $361,000 and $310,000 for the payment of interest and penalties at December 31, 2012, 2011 and 2010 respectively.